Interim Condensed Consolidated Balance Sheets (Unaudited)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents		$ 1,104,922	$ 1,429,879	$ 3,136,748
Restricted cash		772,738	1,000,000	1,000,000
Contract assets		520,208	673,201
Lease receivables - current		15,303	19,803	21,963
Deposits, prepaid expenses and other current assets		3,027,979	3,918,508	751,112
Amounts due from related parties		223,169	288,803
Inventory		669,464	866,354	816,874
Total current assets		7,764,145	10,047,580	6,550,604
Non-current assets
Intangible assets		2,170,041	2,808,250	3,275,086
Property and equipment, net		371,093	480,232	523,430
Right-of-use assets		448,298	580,142	716,507
Lease receivables - non-current		10,973	14,200
Total non-current assets		3,000,405	3,882,824	4,515,023
TOTAL ASSETS		10,764,550	13,930,404	11,065,627
Current liabilities
Accruals and other current liabilities		278,181	359,994	1,221,047
Other payables - related parties		300,548	388,939	413,139
Due to related parties				112,000
Short-term borrowings - current		1,159,107	1,500,000	1,970,000
Bank loans - current		984,708	1,274,311	750,000
Lease liabilities - current		208,400	269,691	260,331
Total current liabilities		5,304,756	6,864,885	7,205,406
Non-current liabilities
Lease liabilities – non-current		223,770	289,581	427,418
Total non-current liabilities		223,770	289,581	427,418
TOTAL LIABILITIES		5,528,526	7,154,466	7,632,824
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0008 par value, 4,000,000,000 shares authorized, 5,786,184 and 9,786,184 issued and outstanding as of December 31, 2025 and June 30, 2026 respectively	[1]	7,829	10,132	2,060
Additional paid-in capital		21,211,416	27,449,694	22,276,916
Accumulated deficit		(16,138,630)	(20,885,001)	(18,815,989)
Additional paid-in capital-Warrant		155,409	201,113
Translation reserve				(30,184)
Total shareholders’ equity		5,236,024	6,775,938	3,432,803
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,764,550	13,930,404	11,065,627
Nonrelated Party [Member]
Current assets
Account receivables-related parties		1,340,522	1,734,770	774,723
Current liabilities
Account payables		696,157	900,897	407,476
Contract liabilities-related parties		1,567,455	2,028,443	1,994,843
Related Party [Member]
Current assets
Account receivables-related parties		89,840	116,262	49,184
Current liabilities
Account payables				2,017
Contract liabilities-related parties		$ 110,200	$ 142,610	$ 74,553

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.